Segments, Customers and Geographic Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segments, Customers and Geographic Information (Details) [Line Items]
Number of reportable segments	1
Export Revenues [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Segments, Customers and Geographic Information (Details) [Line Items]
Revenues percentage	89.00%	96.00%	97.00%